Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment
	December 31, 2014	December 31, 2013
Cost	7,453.4	7,731.7
Accumulated depreciation and amortization	(3,000.1)	(2,798.7)

	4,453.3	4,933.0

Mining properties, mine development costs, mine plant facilities and mineral interests	3,807.2	4,285.1
Asset retirement costs	105.7	89.3
Other non-mining assets	540.4	558.6

	4,453.3	4,933.0

Included in property, plant and equipment is cumulative capitalized interest, net of amortization, relating to the following assets:

	December 31, 2014	December 31, 2013
South African operations	67.4	50.0
Tarkwa Mine	9.0	10.9
Cerro Corona	34.5	43.0

	110.9	103.9